Nov. 28, 2018
Class P Prospectus | Pacific Funds Floating Rate Income
Pacific Funds Floating Rate Income

SUPPLEMENT DATED NOVEMBER 28, 2018

TO THE PACIFIC FUNDS PROSPECTUS FOR

CLASS P SHARES DATED AUGUST 1, 2018

This supplement revises the Pacific Funds Prospectus for Class P Shares dated August 1, 2018, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summary section

Pacific Funds Floating Rate Income – In the Principal Investment Strategies subsection, the third paragraph is deleted.

In addition, in the Principal Investment Strategies subsection, the following is added after the end of the current fourth paragraph.

The Fund may invest up to 20% of its assets in other types of debt instruments or securities including non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments.